Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012 Class A Limited Partnership Units	Jan. 31, 2012 Class B Limited Partnership Units	Jan. 31, 2012 Legacy 1 Class Limited Partnership Units	Jan. 31, 2012 Legacy 2 Class Limited Partnership units	Jan. 31, 2012 Global Alternative Markets 1 Class Units	Jan. 31, 2012 Global Alternative Markets 2 Class Units	Jan. 31, 2012 Global Alternative Markets 3 Class Units
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		33,845.50	406,865.75	6,249.52	17,278.03	15,159.84	32,130.62	279,931.09
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY